STOCKHOLDERS' (DEFICIT) EQUITY - Summary of status of outstanding series B preferred stock warrants (Details 13) - Series B Preferred Stock Warrants	9 Months Ended
Sep. 30, 2015 $ / kg shares
Preferred Stock warrants
Outstanding and exercisable at beginning of year | shares	1,170,000
Granted | shares
Exercised | shares
Expired | shares
Outstanding and exercisable at September 30, 2015 | shares	1,170,000
Weighted Average Exercise Price
Outstanding and exercisable at beginning of year | $ / kg	3.00
Granted | $ / kg
Exercised | $ / kg
Expired | $ / kg
Outstanding and exercisable at September 30, 2015 | $ / kg	3.00